General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses
22.	General and Administrative Expenses:

General and administrative expenses are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Non-executive directors’ compensation	$72,000	$126,000	$126,000
Director fees (subsidiaries)	—	4,691	233,268
Audit fees	249,217	243,618	2,303,026
Professional fees and other expenses	2,261,154	2,478,250	7,399,977
Personnel expenses	—	155,733	4,350,774
Office and IT expenses (including rent)	—	60,987	1,433,846
Share based compensation	—	9,494	242,571
MPC Capital acquisition-related costs (including $4,471,595 to related parties for the year ended December 31, 2024, Note 4(a))	—	7,017,535	—
Administration fees-related party (Note 4(a))	3,099,000	3,247,570	3,340,334
Total	$5,681,371	$13,343,878	$19,429,796